Document and Entity Information	9 Months Ended
Oct. 01, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	NOODLES & Co
Entity Central Index Key	0001275158
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Oct. 01, 2013
Amendment Flag	true
Amendment Description	Amendment No. 1 to Form S-1